Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (4)	$ (62)
Non-current Assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	7	0
Non-current liabilities [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(11)	(62)
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (4)	$ (62)